UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2019

Shares		Value

COMMON STOCKS - 95.26%

Air Transportation, Scheduled - 2.82%
3,361	Delta Air Lines, Inc.	$ 193,594

Beverages - 3.56%
1,781	PepsiCo, Inc.	244,175

Biological Products - 2.42%
715	Biogen, Inc. *	166,466

Cable & Other Pay Television - 3.70%
617	Charter Communications, Inc. Class A *	254,278

Cogeneration Services & Small Power Producers - 1.10%
4,605	The AES Corp.	75,246

Computer Storage Devices - 1.97%
2,574	NetApp, Inc.	135,161

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.97%
3,003	Avery Dennison Corp.	341,051

Crude Petroleum & Natural Gas - 2.09%
8,158	Cabot Oil & Gas Corp. Class A	143,336

Engines & Turbines - 3.59%
1,516	Cummins, Inc.	246,608

Fire, Marine & Casualty Insurance - 2.44%
1,037	Chubb Ltd. (Switzerland)	167,413

Hospital & Medical Service Pla - 3.68%
1,052	Anthem, Inc.	252,585

Life Insurance - 2.12%
3,089	MetLife, Inc.	145,677

National Commercial Banks - 7.83%
2,274	JP Morgan Chase & Co.	267,627
1,924	PNC Financial Services Group, Inc.	269,668
		537,295
Operative Builders - 4.52%
5,885	D.R. Horton, Inc.	310,198

Personal Credit Institutions - 3.24%
2,746	Discover Financial Services	222,673

Petroleum Refining - 4.24%
3,411	Valero Energy Corp.	290,754

Pharmaceutical Preparations - 1.68%
687	Allergan, Plc. (Ireland)	115,615

Real Estate Investment Trusts - 4.21%
501	Equinix, Inc.	288,977

Retail-Drug Stores & Proprietary Stores - 1.56%
1,695	CVS Health Corp.	106,904

Retail-Grocery Stores - 1.56%
4,147	The Kroger Co.	106,910

Search, Detection, Navigation - 3.20%
1,118	Raytheon Co.	219,340

Semiconductors & Related Devices - 10.62%
4,869	Applied Materials, Inc.	242,963
2,853	Microchip Technology, Inc.	265,072
2,789	Skyworks Solutions, Inc.	221,028
		729,063
Services-Business Services - 3.31%
1,713	Fidelity National Information Service	227,417

Services-Computer Processing - 1.09%
2,539	DXC Technology Co.	74,901

Services-Computer Programming, - 3.56%
1,373	Facebook, Inc. Class A *	244,504

Services-Prepackaged Software - 3.65%
1,801	Microsoft Corp.	250,393

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.77%
1,044	Nucor Corp.	53,150

Telephone Communications (No Radio Telephone) - 1.55%
2,803	AT&T, Inc.	106,066

Water Transportation - 2.15%
3,382	Carnival Corp.	147,827

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.07%
1,724	AmerisourceBergen Corp.	141,937

TOTAL FOR COMMON STOCKS (Cost $4,623,151) - 95.26%		6,539,514

SHORT TERM INVESTMENTS - 4.80%
329,672	First American Government Obligation Fund Class Z 1.79% ** (Cost $329,672)	329,672

TOTAL INVESTMENTS (Cost $4,952,822) *** - 100.06%		$ 6,869,186

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)		(4,419)

NET ASSETS - 100.00%		$ 6,864,767

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

***At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,952,822 amounted to $1,916,363, which consisted of aggregate gross unrealized appreciation of $2,351,161 and aggregate gross unrealized depreciation of $434,798.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,952,822 amounted to $1,916,363, which consisted of aggregate gross unrealized appreciation of $2,351,161 and aggregate gross unrealized depreciation of $434,798.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,539,514	$0	$0	$ 6,539,514.000
Cash Equivalents	$329,672	$0	$0	$ 329,672.000
Total	$6,869,186	$0	$0	$ 6,869,186.000

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 97.99%

Air Transportation, Scheduled - 2.77%
5,434	Southwest Airlines Co.	$ 293,490

Cable & Other Pay Television - 3.69%
946	Charter Communications, Inc. Class A *	389,867

Crude Petroleum & Natural Gas - 2.29%
2,692	Diamondback Energy, Inc.	242,039

Electronic Computers - 6.67%
3,152	Apple, Inc.	705,953

Fire, Marine & Casualty Insurance - 3.30%
2,161	Chubb Ltd. (Switzerland)	348,872

Hospital & Medical Service Plans - 3.12%
1,518	Unitedhealth Group, Inc.	329,892

Integrated Shipping & Logistics - 3.04%
2,855	Landstar System, Inc.	321,416

Measuring & Controlling Devices - 3.32%
1,207	Thermo Fisher Scientific, Inc.	351,563

Pharmaceutical Preparations - 8.28%
3,332	AbbVie, Inc.	252,299
2,143	Alexion Pharmaceuticals, Inc. *	209,886
3,705	Eli Lilly & Co.	414,330
		876,515
Retail-Building Materials, Hardware, Garden Supply - 4.36%
838	The Sherwin-Williams Co.	460,791

Retail-Catalog & Mail-Order Ho - 5.55%
338	Amazon.com, Inc. *	586,738

Retail-Drug Stores & Proprietary Stores - 1.72%
3,285	Walgreens Boots Alliance, Inc.	181,693

Retail-Variety Stores - 3.31%
3,071	Dollar Tree, Inc. *	350,585

Semiconductors & Related Devices - 3.36%
18,484	On Semiconductor Corp. *	355,079

Services-Business Services - 14.55%
4,414	Akamai Technologies, Inc. *	403,351
3,674	Fidelity National Information Service	487,760
2,386	MasterCard, Inc. Class A	647,966
		1,539,077
Services-Computer Programming Services - 2.58%
4,538	Cognizant Technology Solutions Corp.	273,483

Services-Computer Programming, Data Processing, Etc. - 5.10%
221	Alphabet, Inc. Class A *	269,399
221	Alphabet, Inc. Class C *	269,872
		539,271
Services-Equipment Rental & Leasing - 2.38%
2,017	United Rentals, Inc. *	251,400

Services-Help Supply Services - 2.27%
4,318	Robert Half International, Inc.	240,341

Services-Prepackaged Software - 4.02%
3,062	Microsoft Corp.	425,711

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.25%
5,979	Church & Dwight Co., Inc.	449,861

Transportation Services - 2.56%
2,013	Expedia, Inc. Class A	270,567

Water Transportation - 3.15%
3,075	Royal Caribbean Cruises Ltd.	333,116

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 2.36%
7,955	LKQ Corp. *	250,175

TOTAL FOR COMMON STOCKS (Cost $5,535,614) - 97.99%		$ 10,367,495

SHORT TERM INVESTMENTS - 2.05%
216,700	First American Government Obligation Fund Class Z 1.79% ** (Cost $216,700)	216,700

TOTAL INVESTMENTS (Cost $5,752,314) *** - 100.04%		10,584,195

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)		(4,367)

NET ASSETS - 100.00%		$ 10,579,829

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

*** At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,752,314 amounted to $4,831,881, which consisted of aggregate gross unrealized appreciation of $5,103,398 and aggregate gross unrealized depreciation of $271,517.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,752,314 amounted to $4,831,881, which consisted of aggregate gross unrealized appreciation of $5,103,398 and aggregate gross unrealized depreciation of $271,517.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,367,495	$0	$0	$10,367,495
Cash Equivalents	$216,700	$0	$0	$216,700
Total	$10,584,195	$0	$0	$10,584,195

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	September 30, 2019 (Unaudited)

Shares		Value

US TREASURY NOTES - 94.31%

200,000	US Treasury Bond 1.00% Due 11/30/2019	$ 199,655
300,000	US Treasury 1.25% Due 07/31/2023	296,379
225,000	US Treasury 2.50% Due 08/15/2023	232,813
100,000	US Treasury Note 2.875% Due 05/15/2028	109,758
200,000	US Treasury Note 1.500% Due 01/31/2022	199,461
150,000	US Treasury 1.500% Due 08/15/2026	148,805

TOTAL FOR US TREASURY NOTES (Cost $1,166,421) - 94.31%		$ 1,186,871

SHORT TERM INVESTMENTS - 5.46%
68,741	First American Treasury Obligation Class Z 1.79% * (Cost $68,741)	68,741

TOTAL INVESTMENTS (Cost $1,235,162) ** - 99.77%		1,255,612

OTHER ASSETS LESS LIABILITIES - 0.23%		2,910

NET ASSETS - 100.00%		$ 1,258,522

* Variable rate security; the coupon rate shown represents the yield at September 30, 2019.

** At September 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,235,162 amounted to $27,078, which consisted of aggregate gross unrealized appreciation of $27,694 and aggregate gross unrealized depreciation of $616.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,235,162 amounted to $27,078, which consisted of aggregate gross unrealized appreciation of $27,694 and aggregate gross unrealized depreciation of $616.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,186,871	$0	1186871.00
Cash Equivalents	$68,741	$0	$0	68741.00
Total	$68,741	$ 1,186,871	$0	1255612.00

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 7, 2019

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel A. Morris

Daniel A. Morris

President

Mr. Morris serves as both Principal Executive Officer and Principal Financial Officer of Manor Investment Funds.

November 7, 2019